Expense Example, No Redemption (Vanguard Extended Duration Treasury Index Fund, USD $)	12 Months Ended
Aug. 31, 2011
Vanguard Extended Duration Treasury Index Fund - ETF Shares
Expense Example, No Redemption:
1 YEAR	$ 13
3 YEAR	42
5 YEAR	73
10 YEAR	166
Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	61
3 YEAR	85
5 YEAR	112
10 YEAR	190
Vanguard Extended Duration Treasury Index Fund - Institutional Plus Shares
Expense Example, No Redemption:
1 YEAR	58
3 YEAR	76
5 YEAR	95
10 YEAR	$ 152